ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

21. ACCUMULATED OTHER COMPREHENSIVE INCOME

The changes in the balances of each component of accumulated other comprehensive income for the years ended December 31, 2010, 2011 and 2012 are as follows:

	Foreign currency items	Defined benefit pension plan items	Total
	US$	US$	US$
Balance at December 31, 2009	11,065	—	11,065
Current-period other comprehensive income	11,857	—	11,857
Net current-period other comprehensive income	11,857	—	11,857
Balance at December 31, 2010	22,922	—	22,922
Current-period other comprehensive income (loss)	20,079	(33)	20,046
Net current-period other comprehensive income (loss)	20,079	(33)	20,046
Balance at December 31, 2011	43,001	(33)	42,968
Current-period other comprehensive income	954	33	987
Amounts reclassified from accumulated other comprehensive income	(2,358)	—	(2,358)
Net current-period other comprehensive (loss) income	(1,404)	33	(1,371)
Balance at December 31, 2012	41,597	—	41,597